Plant and Equipment - Summary of Plant and Equipment (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 40,581
Additions	23,300	$ 18,200	$ 29,000
Ending balance	39,709	40,581
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	91,809	73,005
Additions	23,323	18,231
Reclassification	0
Disposals	(4,181)	(28)
Written off	(4,955)	(279)
Currency alignment	(3,449)	880
Ending balance	102,547	91,809	73,005
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	51,228	32,275
Depreciation for the year	22,085	19,047
Disposals	(3,902)	(28)
Written off	(4,802)	(274)
Currency alignment	(1,771)	208
Ending balance	62,838	51,228	32,275
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	14,872
Ending balance	16,224	14,872
Leasehold improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	38,713	32,613
Additions	5,574	3,228
Reclassification	7,668	2,423
Disposals	(1,941)
Written off	(1,558)
Currency alignment	(1,563)	449
Ending balance	46,893	38,713	32,613
Leasehold improvements | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	23,841	13,351
Depreciation for the year	10,918	10,372
Disposals	(1,832)
Written off	(1,424)
Currency alignment	(834)	118
Ending balance	30,669	23,841	13,351
Fixtures and fittings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,793
Ending balance	5,165	4,793
Fixtures and fittings | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	8,798	7,860
Additions	1,534	659
Reclassification	955	184
Disposals	(650)
Written off	(564)
Currency alignment	(370)	95
Ending balance	9,703	8,798	7,860
Fixtures and fittings | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,005	2,465
Depreciation for the year	1,858	1,530
Disposals	(602)
Written off	(561)
Currency alignment	(162)	10
Ending balance	4,538	4,005	2,465
Office equipment and software
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	14,804
Ending balance	17,845	14,804
Office equipment and software | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	38,186	29,698
Additions	5,189	3,643
Reclassification	7,979	4,839
Disposals	(1,589)	(28)
Written off	(2,833)	(279)
Currency alignment	(1,456)	313
Ending balance	45,476	38,186	29,698
Office equipment and software | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	23,382	16,459
Depreciation for the year	9,309	7,145
Disposals	(1,468)	(28)
Written off	(2,817)	(274)
Currency alignment	(775)	80
Ending balance	27,631	23,382	16,459
Equipment-in-progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,112
Ending balance	475	6,112
Equipment-in-progress | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,112	2,834
Additions	11,026	10,701
Reclassification	(16,602)	(7,446)
Disposals	(1)
Currency alignment	(60)	23
Ending balance	$ 475	$ 6,112	$ 2,834